Acquisitions (Details) - Schedule of income statement - Business Acquisitions [Member] - USD ($)	9 Months Ended				12 Months Ended
	Sep. 30, 2021		Sep. 30, 2020		Dec. 31, 2020		Dec. 31, 2019
Condensed Income Statements, Captions [Line Items]
Revenues, net	$ 20,521,944		$ 17,163,879		$ 24,376,944		$ 23,849,214
Net income (loss)	$ (1,794,399)		$ (671,350)		$ (1,402,208)		$ (230,704)
Basic earnings (loss) per share	$ (0.38)		$ (0.16)		$ (0.31)		$ (0.05)
Diluted earnings (loss) per share	$ (0.38)		$ (0.16)		$ (0.31)		$ (0.05)
Basic Number of Shares	4,718,671	[1]	4,309,526	[1]	4,561,840	[2]	4,230,625	[2]
Diluted Number of Shares	4,718,671	[1]	4,309,526	[1]	4,561,840	[2]	4,230,625	[2]

[1]	shares assuming as if issued as of January 1.
[2]	shares assuming as if issued as of Jan 1.